CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Ceded premiums earned	$ 94	$ 139	$ 138
Contract charges, reinsurance ceded	177	180	188
Policyholder benefits and claims incurred, ceded	(176)	(187)	(249)
Interest credited to contractholder funds	$ (44)	$ (40)	$ (44)